Notes Payable and Debt and Financing Arrangements - Notes payable and debt (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 30, 2015		Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014		Sep. 15, 2014
Debt Instrument [Line Items]
Commitment, debt			$ 2,683,248	$ 2,675,000	[1]	$ 1,675,000	[1]
Notes payable and debt			$ 2,653,895	$ 2,644,970	[2]	$ 1,662,580	[2]
Percentage ownership of subsidiaries			100.00%	100.00%		100.00%
Senior notes | 2.3% Senior Notes due 2018
Debt Instrument [Line Items]
Commitment, debt			$ 300,000	$ 300,000	[1]	$ 300,000	[1]
Notes payable and debt			$ 298,183	$ 298,015	[2]	297,344	[2]
Debt instrument interest rate, stated percentage			2.30%	2.30%
Senior notes | 5.75% Senior Notes due 2021
Debt Instrument [Line Items]
Commitment, debt			$ 400,000	$ 400,000	[1]	400,000	[1]
Notes payable and debt			$ 397,630	$ 397,523	[2]	397,092	[2]
Debt instrument interest rate, stated percentage			5.75%	5.75%
Senior notes | 6.375% Senior Notes due 2024
Debt Instrument [Line Items]
Commitment, debt			$ 350,000	$ 350,000	[1]	350,000	[1]
Notes payable and debt			$ 349,057	$ 349,029	[2]	348,920	[2]
Debt instrument interest rate, stated percentage			6.375%	6.375%
Senior notes | 6.25% Senior Notes due 2027
Debt Instrument [Line Items]
Commitment, debt			$ 325,000	$ 325,000	[1]	325,000	[1]
Notes payable and debt			$ 323,257	$ 323,218	[2]	323,062	[2]
Debt instrument interest rate, stated percentage			6.25%	6.25%
Senior notes | 5.25% Senior Notes due 2043
Debt Instrument [Line Items]
Commitment, debt			$ 300,000	$ 300,000	[1]	300,000	[1]
Notes payable and debt			$ 296,328	$ 296,294	[2]	296,162	[2]
Debt instrument interest rate, stated percentage			5.25%	5.25%
Subordinated debt | 4.45% Subordinated Notes due 2025
Debt Instrument [Line Items]
Commitment, debt	$ 500,000	[1]	$ 500,000	$ 500,000		0	[1]
Notes payable and debt			492,723	$ 492,521	[2]	0	[2]
Debt instrument interest rate, stated percentage				4.45%
Subordinated debt | 5.5% Subordinated Notes due 2045
Debt Instrument [Line Items]
Commitment, debt	$ 500,000	[1]	500,000	$ 500,000		0	[1]
Notes payable and debt			$ 488,469	$ 488,370	[2]	$ 0	[2]
Debt instrument interest rate, stated percentage				5.50%
XL Cayman | Senior notes
Debt Instrument [Line Items]
Debt instrument interest rate, stated percentage								5.25%
XL Cayman | Subordinated debt | 4.45% Subordinated Notes due 2025
Debt Instrument [Line Items]
Debt instrument interest rate, stated percentage	4.45%		4.45%
Debt issuance percentage of face value	99.633%
Proceeds from debt, net of issuance costs	$ 492,200
Debt issuance cost	$ 5,900
XL Cayman | Subordinated debt | 5.5% Subordinated Notes due 2045
Debt Instrument [Line Items]
Debt instrument interest rate, stated percentage	5.50%		5.50%
Debt issuance percentage of face value	99.115%
Proceeds from debt, net of issuance costs	$ 488,400
Debt issuance cost	$ 7,200
Allied International Holdings, Inc. | Trust Preferred Securities Subject to Mandatory Redemption [Member] | Trust Preferred Securities, Face $8 million, due 2035
Debt Instrument [Line Items]
Commitment, debt			$ 8,248	$ 0
Notes payable and debt			$ 8,248	$ 0
Allied International Holdings, Inc. | Trust Preferred Securities Subject to Mandatory Redemption [Member] | Trust Preferred Securities, Face $8 million, due 2035 | 3 month LIBOR
Debt Instrument [Line Items]
Spread on variable rate			3.75%

[1]	Excluded from the table are certain credit facilities under which the Company is permitted to utilize up to $1.4 billion and $1.6 billion as of December 31, 2015 and December 31, 2014, respectively, for revolving loans to support general operating and financing needs. However, as of December 31, 2015 and December 31, 2014, $527.1 million and $606.1 million, respectively, were utilized under these facilities to issue letters of credit, leaving $822.9 million and $968.9 million, respectively, available to support other operating and financing need
[2]	"In Use/Outstanding" data represent December 31, 2015 and December 31, 2014 accreted values.